Leases (Tables)	9 Months Ended
Sep. 30, 2024
Disclosure of Leases [Abstract]
Schedule of Leases Right-of-use Assets
The following table outlines the carrying amounts of right-of-use assets:

	September 30 2024	December 31 2023
Land and improvements	$64	$31
Building and leasehold improvements	428	304
Total	$492	$335

The following table summarizes the depreciation of right-of-use assets:

	Three Months Ended September 30		Nine Months Ended September 30
	2024	2023	2024	2023
Land and improvements	$1	$2	$3	$4
Building and leasehold improvements	20	12	53	41
Total	$21	$14	$56	$45